Prepaid Expenses	6 Months Ended
Mar. 31, 2026
Prepaid Expenses
Prepaid Expenses

10. Prepaid Expenses

As of March 31, 2026 and September 30, 2025, prepaid expenses, consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Prepaid expenses	$4,136,815	$3,856,570
Less: amounts classified as non-current assets	(2,919,598)	(2,881,173)
Amounts classified as current assets	$1,217,217	$975,397

Prepaid expenses mainly comprise prepaid marketing expenses, consultancy fees, and professional fees paid upfront under contracts with terms generally ranging from one to five years. These amounts are recognized as expenses on a straight-line basis over the relevant non-cancellable contract term or expected benefit period, so the balances are realized over the life of the underlying arrangements, with the portion expected to be expensed within the next twelve months classified as current and the remainder as non-current.

The estimated aggregate expense for the next five fiscal years is as follows:

As of March 31,	Estimated Expense
2027	$1,217,217
2028	1,036,329
2029	922,651
2030	717,166
2031	243,452
$4,136,815